Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Asset
Net operating loss and tax credit carryforward	$ 50,274	$ 27,293
Accrued and other liabilities	17,977	15,480
Inventory	4,726	3,978
Unrealized gain (loss) on investments	0	3,280
Property, plant and equipment	5,297	3,604
Intangible assets	1,078	1,721
Share-based compensation	13,787	17,998
Disallowed interest carryforwards	73,690	60,458
Convertible notes	7,104	8,102
Other	5,998	5,854
Deferred tax assets, gross	179,931	147,768
Valuation allowance	(87,619)	(68,651)
Deferred tax assets, total	92,312	79,117
Deferred Tax Liability
Net operating loss and tax credit carryforward	0	0
Accrued and other liabilities	0	0
Inventory	(1,439)	(1,725)
Unrealized gain (loss) on investments	(4,973)	(4,855)
Property, plant and equipment	(20,332)	(25,448)
Intangible assets	(26,294)	(63,990)
Share-based compensation	0	0
Disallowed interest carryforwards	0	0
Convertible notes	0	0
Other	(6,174)	(3,614)
Deferred tax liabilities, total	(59,212)	(99,632)
Net deferred tax assets (liabilities)	$ 33,100
Net deferred tax assets (liabilities)		$ (20,515)